Remuneration System for the Management Board and Employees of the Group - Share Plan - Additional Information (Detail)	Apr. 01, 2019 shares	Sep. 25, 2018 EUR (€) shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted | shares	14,283
Share Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
value of compensation plan | €		€ 370,000
share price on exchange | € / shares		€ 102.95
Share Plan [Member] | Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock options granted | €		€ 91.90
Number of shares granted | shares		3,104